SEGMENT INFORMATION - Reconciliation of Net income to FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Segments [Abstract]
FFO	$ 578	$ 707	$ 1,147
Depreciation and amortization of real estate assets	(203)	(249)	(283)
Fair value gains (losses), net	2,521	(1,322)	596
Share of equity accounted income (losses) - non-FFO	404	(1,403)	1,055
Income tax (expense)	(490)	(220)	(196)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(1,534)	129	(363)
Net income (loss) attributable to unitholders	1,276	(2,358)	1,956
Non-controlling interests of others in operating subsidiaries and properties	2,223	300	1,201
Net income (loss)	$ 3,499	$ (2,058)	$ 3,157